UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nelson Peltz
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-11639
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nelson Peltz
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Title:
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:




       /s/NELSON PELTZ              New York, New York            11/12/09
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          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number          Name
            --------------------          ----

          28-11992                   Trian Partners General Partner, LLC

          28-12040                   Trian Fund Management GP, LLC

          28-12038                   Trian Partners Parallel Fund I
                                          General Partner, LLC

          28-12037                   Trian Partners Parallel Fund II
                                          General Partner, LLC

                                     Trian Credit Partners General Partner, LLC